Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Cost Basis	$ 23,215	$ 31,982
Gross Unrealized Gains	0	7
Gross Unrealized Losses	(214)	(3)
Estimated Fair Value	23,001	31,986
Cash and cash equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Basis	4,156	23,736
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	4,156	23,736
Short-term deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Basis		6,000
Gross Unrealized Gains		0
Gross Unrealized Losses		0
Estimated Fair Value		6,000
Marketable securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Basis	19,059	2,246
Gross Unrealized Gains	0	7
Gross Unrealized Losses	(214)	(3)
Estimated Fair Value	$ 18,845	$ 2,250